Financial liabilities - Disclosure of reconciliation of debt instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Changes in financial instruments, Liabilities
Perimeter	€ (557)
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of period	231,880	€ 211,597
Perimeter	(1,224)	(1,467)
Issuances or placements	41,185	34,438
Repurchases or redemptions	(32,172)	(28,534)
Exchange rate and other adjustments	27	1,701
Balance at end of period	239,696	217,735
Subordinated
Changes in financial instruments, Liabilities
Balance at beginning of period	30,529	25,717
Perimeter	0	0
Issuances or placements	3,908	1,500
Repurchases or redemptions	(2,422)	(36)
Exchange rate and other adjustments	96	(317)
Balance at end of period	32,111	26,864
Bonds and debentures and subordinated liabilities
Changes in financial instruments, Liabilities
Balance at beginning of period	262,409	237,314
Perimeter	(1,224)	(1,467)
Issuances or placements	45,093	35,938
Repurchases or redemptions	(34,594)	(28,570)
Exchange rate and other adjustments	123	1,384
Balance at end of period	€ 271,807	€ 244,599